Cost of sales	12 Months Ended
Jun. 30, 2018
Cost of sales [Abstract]
Cost of sales [Text Block]
7.
Cost of sales

Cost of sales includes the following items by nature:

	2018	2017	2016
	(US$’000)	(US$’000)	(US$’000)
Depreciation and amortization	1,173	965	1,124
Employee benefits including commissions	24,375	27,185	24,040
Inventories, finished goods, work in progress, raw materials and consumables	564,622	541,853	543,957
Other	20,618	16,481	16,191
	610,788	586,484	585,312